UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE  30, 2008
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Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):      [  ]  is a restatement.
                                            [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON           NEW YORK, NEW YORK              AUGUST 4, 2008
-----------------------           ------------------              --------------
     [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          16
                                                 --

Form 13F Information Table Value Total:          $501,965
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                                                (thousands)




List of Other Included Managers:                     NONE
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


Name of Issuer                     Title       Cusip       Market      Share   Share  Put/ Investment   Other      Voting Authority
                                  of Class                 Value       /Prn    /Prn   Call Discretion  Managers   Sole  Shared  None
                                                         (USD) 1000    Amount
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                  COM    002535201      13,086     586,025   SH            SOLE              586,025
AARON RENTS INC A CMN CLASS A        COM    002535300       4,498     224,700   SH            SOLE              224,700
AMERICAN EXPRESS CO. CMN             COM    025816109     102,432   2,719,200   SH            SOLE            2,719,200
BED BATH & BEYOND INC. CMN           COM    075896100     146,002   5,195,808   SH            SOLE            5,195,808
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                      COM    084670108         242           2   SH            SOLE                    2
BURLINGTON NORTHERN
  SANTA FE CORP                      COM    12189T104       8,930      89,400   SH            SOLE               89,400
CON-WAY INC CMN                      COM    205944101       3,153      66,720   SH            SOLE               66,720
CONOCOPHILLIPS CMN                   COM    20825C104       9,845     104,300   SH            SOLE              104,300
COSTCO WHOLESALE CORPORATION
  CMN                                COM    22160K105       3,107      44,291   SH            SOLE               44,291
LOWES COMPANIES INC CMN              COM    548661107     104,329   5,027,900   SH            SOLE            5,027,900
MC DONALDS CORP CMN                  COM    580135101       7,323     130,250   SH            SOLE              130,250
MOHAWK INDUSTRIES INC
  COMMON STOCK                       COM    608190104       7,891     123,100   SH            SOLE              123,100
SEARS HOLDINGS CORPORATION CMN       COM    812350106       9,887     134,219   SH            SOLE              134,219
STAPLES, INC. CMN                    COM    855030102      32,173   1,354,650   SH            SOLE            1,354,650
TARGET CORPORATION CMN               COM    87612E106      18,173     390,900   SH            SOLE              390,900
WHOLE FOODS MARKET INC CMN           COM    966837106      30,894   1,304,100   SH            SOLE            1,304,100
                                                         ---------

                                                          501,965